Income Tax - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
Provision for income tax benefit (expense)	$ 0	$ 0	$ 0
Unrecognized tax benefits	$ 0	0
Income tax examination, description	As of December 31, 2022, the Company’s federal and state and local income tax years 2019 through 2022 remain open and are subject to examination.
Federal [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryovers	$ 3,854,829	3,854,829
Open tax year	2019
State [Member]
Operating Loss Carryforwards [Line Items]
Operating loss carryovers	$ 446,481	$ 446,481
Open tax year	2022